Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39803
Entity Registrant Name	Meiwu Technology Company Limited
Entity Central Index Key	0001787803
Entity Address, Address Line One	Unit 304-3, No. 19, Wanghai Road,
Entity Address, Address Line Two	Siming District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
Entity Address, Postal Zip Code	361000
Country Region	+86